Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information	Segment informationThe Group has two reportable segments: Premium and Ad-Supported. Revenue for the Premium segment is generated primarily through subscription fees. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's music and podcast content. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. All podcast content costs are recorded in the Ad-Supported segment. The remaining costs that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. No operating segments have been aggregated to form the reportable segments.
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit/(loss) are as follows:

	2022	2021	2020
	(in € millions)
Premium
Revenue	10,251	8,460	7,135
Cost of revenue	7,355	5,986	5,126
Gross profit	2,896	2,474	2,009
Ad-Supported
Revenue	1,476	1,208	745
Cost of revenue	1,446	1,091	739
Gross profit	30	117	6
Consolidated
Revenue	11,727	9,668	7,880
Cost of revenue	8,801	7,077	5,865
Gross profit	2,926	2,591	2,015
Reconciliation of segment gross profit
Operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall Group basis. The reconciliation between reportable segment gross profit to the Group’s (loss)/income before tax is as follows:

	2022	2021	2020
	(in € millions)
Segment gross profit	2,926	2,591	2,015
Research and development	(1,387)	(912)	(837)
Sales and marketing	(1,572)	(1,135)	(1,029)
General and administrative	(626)	(450)	(442)
Finance income	421	246	94
Finance costs	(132)	(91)	(510)
(Loss)/income before tax	(370)	249	(709)
Revenue by country

	2022	2021	2020
	(in € millions)
United States	4,712	3,692	2,947
United Kingdom	1,113	994	836
Luxembourg	7	6	5
Other countries	5,895	4,976	4,092
Total	11,727	9,668	7,880
Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is delivered. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”
Non-current assets by country
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2022	2021	2020
	(in € millions)
Sweden	142	148	151
United States	529	549	504
Other countries	94	112	102
Total	765	809	757
As of December 31, 2022, 2021, and 2020, the Group held no property and equipment in Luxembourg.